UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NSL	Nuveen Senior Income Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 158.2% (98.3% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 136.4% (84.8% of Total Investments) (2)

	Aerospace & Defense – 3.2% (2.0% of Total Investments)

$208	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.295%	1-Month LIBOR	2.000%	8/21/24	BB+	$208,552
4,108	Sequa Corporation, Term Loan B	7.408%	3-Month LIBOR	5.000%	11/28/21	B	4,063,919
1,432	Sequa Corporation, Term Loan, Second Lien	11.520%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,408,914
1,933	Transdigm, Inc., Term Loan E	4.802%	1-Month LIBOR	2.500%	5/30/25	Ba2	1,926,463
489	Transdigm, Inc., Term Loan F	4.802%	1-Month LIBOR	2.500%	6/09/23	Ba2	487,275
319	Transdigm, Inc., Term Loan G, First Lien	4.802%	1-Month LIBOR	2.500%	8/22/24	Ba2	318,315
8,489	Total Aerospace & Defense						8,413,438

	Air Freight & Logistics – 1.1% (0.7% of Total Investments)

1,000	Ceva Group PLC, Term Loan, First Lien	6.136%	3-Month LIBOR	3.750%	8/04/25	BB–	1,003,130
826	PAE Holding Corporation, Term Loan B	7.886%	3-Month LIBOR	5.500%	10/20/22	B+	830,185
1,083	XPO Logistics, Inc., Term Loan B	4.509%	3-Month LIBOR	2.000%	2/24/25	BBB–	1,086,872
2,909	Total Air Freight & Logistics						2,920,187

	Airlines – 2.5% (1.6% of Total Investments)

1,920	American Airlines, Inc., Replacement Term Loan	4.277%	1-Month LIBOR	2.000%	10/10/21	BB+	1,920,154
1,433	American Airlines, Inc., Term Loan 2025	4.045%	1-Month LIBOR	1.750%	6/27/25	BB+	1,405,785
3,293	American Airlines, Inc., Term Loan B, (DD1)	4.280%	1-Month LIBOR	2.000%	12/14/23	BB+	3,276,092
6,646	Total Airlines						6,602,031

	Auto Components – 1.0% (0.6% of Total Investments)

847	DexKo Global, Inc., Term Loan B	5.802%	1-Month LIBOR	3.500%	7/24/24	B1	850,734
694	Horizon Global Corporation, Term Loan B	8.302%	1-Month LIBOR	6.000%	6/30/21	B2	673,874
987	Superior Industries International, Inc., Term Loan B	6.302%	1-Month LIBOR	4.000%	5/22/24	B1	984,672
2,528	Total Auto Components						2,509,280

	Automobiles – 0.8% (0.5% of Total Investments)

1,430	Chrysler Group LLC, Term Loan	4.300%	1-Month LIBOR	2.000%	12/31/18	Baa2	1,433,473
744	Navistar, Inc., Tranche B, Term Loan	5.780%	1-Month LIBOR	3.500%	11/06/24	Ba3	746,854
2,174	Total Automobiles						2,180,327

	Beverages – 0.7% (0.4% of Total Investments)

1,919	Jacobs Douwe Egberts, Term Loan B	4.625%	3-Month LIBOR	2.250%	10/23/25	BB	1,921,725

	Biotechnology – 1.1% (0.7% of Total Investments)

2,955	Grifols, Inc., Term Loan B	4.467%	1-Week LIBOR	2.250%	1/31/25	BB+	2,961,043

	Building Products – 1.3% (0.8% of Total Investments)

538	Fairmount, Initial Term Loan	6.136%	3-Month LIBOR	3.750%	6/01/25	BB	453,622
488	Ply Gem Industries, Inc., Term Loan B	6.175%	3-Month LIBOR	3.750%	4/12/25	B+	486,944
2,381	Quikrete Holdings, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	11/15/23	BB–	2,375,099
3,407	Total Building Products						3,315,665

	Capital Markets – 1.3% (0.8% of Total Investments)

1,741	Capital Automotive LP, Term Loan, Second Lien	8.302%	1-Month LIBOR	6.000%	3/24/25	B3	1,773,469
1,555	RPI Finance Trust, Term Loan B6	4.386%	3-Month LIBOR	2.000%	3/27/23	BBB–	1,558,065
3,296	Total Capital Markets						3,331,534

	Chemicals – 1.5% (0.9% of Total Investments)

678	Ineos US Finance LLC, Term Loan	4.302%	1-Month LIBOR	2.000%	4/01/24	BBB–	677,943
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	1,600,949
300	SI Group, Term Loan B	7.186%	3-Month LIBOR	4.750%	10/15/25	BB–	299,063
1,254	Univar, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/24	BB	1,255,602
3,827	Total Chemicals						3,833,557

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies – 6.2% (3.8% of Total Investments)

$1,899	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.732%	3-Month LIBOR	4.250%	6/16/24	B	$1,909,593
110	Education Management LLC, Tranche A, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	7,706
248	Education Management LLC, Tranche B, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	9,295
3,318	Formula One Group, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/01/24	B+	3,287,735
666	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.407%	3-Month LIBOR	4.000%	10/19/23	B–	634,021
1,267	Getty Images, Inc., Term Loan B, First Lien	5.802%	1-Month LIBOR	3.500%	10/18/19	B3	1,254,488
1,250	GFL Environmental, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,232,813
2,220	iQor US, Inc., Term Loan, First Lien	7.400%	3-Month LIBOR	5.000%	4/01/21	Caa1	2,074,946
250	iQor US, Inc., Term Loan, Second Lien	11.148%	3-Month LIBOR	8.750%	4/01/22	Caa3	199,062
768	KAR Auction Services, Inc., Term Loan B5	4.938%	3-Month LIBOR	2.500%	3/09/23	Ba2	770,137
733	LSC Communications, Refinancing Term Loan	7.802%	1-Month LIBOR	5.500%	9/30/22	B1	737,917
1,715	Monitronics International, Inc., Term Loan B2, First Lien	7.886%	3-Month LIBOR	5.500%	9/30/22	Caa1	1,684,456
1,301	Protection One, Inc., Term Loan	5.052%	1-Month LIBOR	2.750%	5/02/22	BB–	1,303,758
975	Universal Services of America, Initial Term Loan, First Lien	6.136%	3-Month LIBOR	3.750%	7/28/22	BB	968,604
171	West Corporation, Incremental Term Loan B1	6.026%	1-Month LIBOR	3.500%	10/10/24	Ba3	168,960
16,891	Total Commercial Services & Supplies						16,243,491

	Communications Equipment – 3.5% (2.2% of Total Investments)

2,580	Avaya, Inc., Tranche B Term Loan	6.530%	1-Month LIBOR	4.250%	12/15/24	BB–	2,594,009
935	Mitel US Holdings, Inc., Incremental Term Loan	6.052%	1-Month LIBOR	3.750%	9/25/23	B+	935,499
900	Mitel US Holdings, Inc., Term Loan, First Lien, (DD1)	0.000%	N/A	N/A	7/13/25	B	907,425
329	MultiPlan, Inc., Term Loan B	5.136%	3-Month LIBOR	2.750%	6/07/23	B+	328,200
1,130	Plantronics, Inc., Term Loan B	4.802%	1-Month LIBOR	2.500%	7/02/25	Ba1	1,129,022
3,471	Univision Communications, Inc., Term Loan C5	5.052%	1-Month LIBOR	2.750%	3/15/24	BB–	3,338,799
9,345	Total Communications Equipment						9,232,954

	Construction & Engineering – 0.9% (0.6% of Total Investments)

997	KBR, Inc., Term Loan B	6.045%	1-Month LIBOR	3.750%	4/25/25	B+	1,001,241
1,330	Traverse Midstream Partners, Term Loan B	6.600%	6-Month LIBOR	4.000%	9/27/24	B+	1,340,391
2,327	Total Construction & Engineering						2,341,632

	Consumer Finance – 0.8% (0.5% of Total Investments)

746	Vantiv LLC, Repriced Term Loan B4	4.030%	1-Month LIBOR	1.750%	8/09/24	BBB–	745,649
1,333	Verscend Technologies, Term Loan B	6.802%	1-Month LIBOR	4.500%	8/27/25	B+	1,345,626
2,079	Total Consumer Finance						2,091,275

	Containers & Packaging – 0.3% (0.2% of Total Investments)

699	Berry Global, Inc., Term Loan Q	4.277%	1-Month LIBOR	2.000%	10/01/22	BBB–	699,550

	Distributors – 0.4% (0.2% of Total Investments)

997	SRS Distribution, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	5/23/25	B	978,173

	Diversified Consumer Services – 3.1% (1.9% of Total Investments)

3,537	Cengage Learning Acquisitions, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	6/07/23	B	3,294,529
2,032	Houghton Mifflin, Term Loan B, First Lien	5.295%	1-Month LIBOR	3.000%	5/28/21	B	1,872,818
967	Laureate Education, Inc., Term Loan B	6.027%	3-Month LIBOR	3.500%	4/26/24	B+	970,331
2,000	Refinitiv US Holdings Inc., Term Loan B	6.052%	1-Month LIBOR	3.750%	10/01/25	BB+	1,982,500
8,536	Total Diversified Consumer Services						8,120,178

	Diversified Financial Services – 2.5% (1.5% of Total Investments)

481	Altisource Solutions S.A R.L., Term Loan B	6.386%	3-Month LIBOR	4.000%	4/03/24	B+	482,142
569	Freedom Mortgage Corporation, Term Loan B	7.050%	1-Month LIBOR	4.750%	2/23/22	BB–	573,690
422	Lions Gate Entertainment Corp., Term Loan B	4.552%	1-Month LIBOR	2.250%	3/24/25	Ba2	421,050
763	Travelport LLC, Term Loan B	4.814%	3-Month LIBOR	2.500%	3/17/25	B+	762,608
1,533	Veritas US, Inc., Term Loan B1	6.823%	1-Month LIBOR	4.500%	1/27/23	B	1,466,266
2,938	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	8.302%	1-Month LIBOR	6.000%	6/30/22	Caa2	2,739,415
6,706	Total Diversified Financial Services						6,445,171

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services – 7.5% (4.6% of Total Investments)

$1,059	CenturyLink, Inc., Initial Term Loan A	5.052%	1-Month LIBOR	2.750%	11/01/22	BBB–	$1,058,559
4,818	CenturyLink, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	1/31/25	BBB–	4,773,301
2,916	Frontier Communications Corporation, Term Loan B	6.060%	1-Month LIBOR	3.750%	1/14/22	BB	2,831,753
236	Intelsat Jackson Holdings, S.A., Term Loan B4	6.795%	1-Month LIBOR	4.500%	1/02/24	B1	246,423
378	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	389,143
1,552	Level 3 Financing, Inc., Tranche B, Term Loan	4.530%	1-Month LIBOR	2.250%	2/22/24	BBB–	1,555,412
3,500	Numericable Group S.A., Term Loan B13	6.280%	1-Month LIBOR	4.000%	8/14/26	B1	3,437,298
434	Windstream Corporation, Term Loan B6	6.290%	1-Month LIBOR	4.000%	3/29/21	BB	408,519
5,000	Ziggo B.V., Term Loan E	4.780%	1-Month LIBOR	2.500%	4/15/25	BB	4,909,650
19,893	Total Diversified Telecommunication Services						19,610,058

	Electric Utilities – 1.1% (0.7% of Total Investments)

429	EFS Cogen Holdings LLC, Term Loan B	5.640%	3-Month LIBOR	3.250%	6/28/23	BB–	428,571
1,600	Vistra Operations Co., Term Loan B1	4.302%	1-Month LIBOR	2.000%	8/01/23	BBB–	1,598,399
823	Vistra Operations Co., Term Loan B3	4.293%	1-Month LIBOR	2.000%	12/31/25	BBB–	821,602
2,852	Total Electric Utilities						2,848,572

	Electrical Equipment – 0.6% (0.3% of Total Investments)

996	TTM Technologies, Inc., Term Loan B	4.756%	1-Month LIBOR	2.500%	9/28/24	BB+	997,373
469	Zebra Technologies Corporation, Term Loan B	4.063%	3-Month LIBOR	1.750%	10/27/21	BB+	471,060
1,465	Total Electrical Equipment						1,468,433

	Energy Equipment & Services – 2.1% (1.3% of Total Investments)

704	Cypress Semiconductor Corp, Term Loan B	4.310%	1-Month LIBOR	2.000%	7/05/21	BB+	704,058
2,487	McDermott International, Term Loan	7.302%	1-Month LIBOR	5.000%	5/12/25	BB–	2,462,003
162	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	B	170,449
2,362	Seadrill Partners LLC, Initial Term Loan	8.386%	3-Month LIBOR	6.000%	2/21/21	CCC+	2,197,822
5,715	Total Energy Equipment & Services						5,534,332

	Equity Real Estate Investment Trusts – 1.2% (0.7% of Total Investments)

3,244	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.302%	1-Month LIBOR	3.000%	10/24/22	BB+	3,075,998

	Food & Staples Retailing – 4.6% (2.9% of Total Investments)

944	Albertson’s LLC, Term Loan B6	5.311%	3-Month LIBOR	3.000%	6/22/23	Ba2	941,041
10,161	Albertson’s LLC, Term Loan B7, (DD1)	0.000%	N/A	N/A	10/29/25	Ba2	10,095,851
834	Hearthside Group Holdings LLC, Term Loan B	5.302%	1-Month LIBOR	3.000%	5/23/25	B	820,523
440	Save-A-Lot, Term Loan B	8.302%	1-Month LIBOR	6.000%	12/05/23	B3	316,998
12,379	Total Food & Staples Retailing						12,174,413

	Food Products – 1.9% (1.2% of Total Investments)

607	American Seafoods Group LLC, Term Loan B	5.060%	1-Month LIBOR	2.750%	8/21/23	BB–	606,392
4,506	US Foods, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	6/27/23	BBB–	4,504,731
5,113	Total Food Products						5,111,123

	Health Care Equipment & Supplies – 1.9% (1.2% of Total Investments)

943	Acelity, Term Loan B	5.636%	3-Month LIBOR	3.250%	2/02/24	B1	947,650
637	Greatbatch, New Term Loan B	5.280%	1-Month LIBOR	3.000%	10/27/22	B+	640,937
500	LifeScan, Term Loan B	8.396%	3-Month LIBOR	6.000%	10/01/24	B+	489,375
1,489	Onex Carestream Finance LP, Term Loan, First Lien	6.302%	1-Month LIBOR	4.000%	6/07/19	B1	1,487,818
929	Onex Carestream Finance LP, Term Loan, Second Lien	10.802%	1-Month LIBOR	8.500%	12/07/19	B–	927,363
499	Vyaire Medical, Inc., Term Loan B	7.136%	3-Month LIBOR	4.750%	4/16/25	B2	491,269
4,997	Total Health Care Equipment & Supplies						4,984,412

	Health Care Providers & Services – 5.8% (3.6% of Total Investments)

604	Air Medical Group Holdings, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	3/14/25	B1	594,406
1,088	Air Medical Group Holdings, Inc., Term Loan B	5.534%	1-Month LIBOR	3.250%	4/28/22	B1	1,059,507
499	Ardent Health, Term Loan, First Lien	6.802%	1-Month LIBOR	4.500%	6/30/25	B1	501,790
710	Catalent Pharma Solutions, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	5/20/24	BB	714,361
506	Community Health Systems, Inc., Term Loan H	5.563%	3-Month LIBOR	3.250%	1/27/21	B	496,606

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$432	ConvaTec, Inc., Term Loan B	4.636%	3-Month LIBOR	2.250%	10/25/23	BB	$431,828
949	Concentra, Inc., Term Loan B	5.030%	1-Month LIBOR	2.750%	6/01/22	B+	952,770
754	Healogics, Inc., Term Loan, First Lien	6.580%	3-Month LIBOR	4.250%	7/01/21	B–	711,032
62	Heartland Dental Care, Inc., Delay Draw Facility, (6)	3.750%	N/A	N/A	4/30/25	B2	61,708
411	Heartland Dental Care, Inc., Term Loan, First Lien	6.052%	1-Month LIBOR	3.750%	4/30/25	B2	410,359
1,710	Kindred at Home Hospice, Term Loan B	6.063%	1-Month LIBOR	3.750%	7/02/25	B1	1,720,028
500	Kindred at Home Hospice, Term Loan, Second Lien	9.313%	1-Month LIBOR	7.000%	6/21/26	CCC+	512,188
1,674	McGraw-Hill Education Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,679,107
1,895	Millennium Laboratories, Inc., Term Loan B, First Lien	8.802%	1-Month LIBOR	6.500%	12/21/20	CCC+	1,051,531
2,700	Pharmaceutical Product Development, Inc., Term Loan B	4.802%	1-Month LIBOR	2.500%	8/18/22	Ba3	2,695,421
746	PharMerica, Term Loan, First Lien	5.780%	1-Month LIBOR	3.500%	12/06/24	B1	749,515
746	Prospect Medical Holdings, Term Loan B1	7.813%	1-Month LIBOR	5.500%	2/22/24	B1	752,780
118	Quorum Health Corp., Term Loan B	9.052%	1-Month LIBOR	6.750%	4/29/22	B1	119,977
148	Vizient, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	2/13/23	Ba3	149,242
16,252	Total Health Care Providers & Services						15,364,156

	Health Care Technology – 1.1% (0.7% of Total Investments)

2,925	Emdeon, Inc., Term Loan	5.173%	1-Month LIBOR	2.750%	3/01/24	Ba3	2,925,190

	Hotels, Restaurants & Leisure – 12.2% (7.6% of Total Investments)

1,023	24 Hour Fitness Worldwide Inc., Term Loan B	5.802%	1-Month LIBOR	3.500%	5/30/25	Ba3	1,026,616
699	Aramark Corporation, Term Loan	4.052%	1-Month LIBOR	1.750%	3/11/25	BBB–	700,483
4,590	Burger King Corporation, Term Loan B3	4.552%	1-Month LIBOR	2.250%	2/16/24	Ba3	4,578,260
1,902	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	4.302%	1-Month LIBOR	2.000%	10/06/24	BB	1,894,875
1,985	Caesars Resort Collection, Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	12/23/24	BB	1,987,898
1,580	CCM Merger, Inc., Term Loan B	4.552%	1-Month LIBOR	2.750%	8/09/21	BB	1,584,492
2,174	CityCenter Holdings LLC, Term Loan B	4.552%	1-Month LIBOR	2.250%	4/18/24	BB–	2,172,083
994	Equinox Holdings, Inc., Term Loan B1	5.302%	1-Month LIBOR	3.000%	3/08/24	B+	998,229
491	Four Seasons Holdings, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	11/30/23	BB	491,950
2,418	Hilton Hotels, Term Loan B	4.031%	1-Month LIBOR	1.750%	10/25/23	BBB–	2,422,962
2,304	Intrawest Resorts Holdings, Inc., Term Loan B	5.302%	1-Month LIBOR	3.000%	7/31/24	B	2,309,369
1,672	Life Time Fitness, Inc., Term Loan B	5.063%	3-Month LIBOR	2.750%	6/10/22	BB–	1,672,815
1,072	MGM Growth Properties, Term Loan B	4.302%	1-Month LIBOR	2.000%	4/25/25	BB+	1,070,586
4,305	Scientific Games Corp., Initial Term Loan B5	5.046%	1-Month LIBOR	2.750%	8/14/24	Ba3	4,269,275
884	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.302%	1-Month LIBOR	3.000%	4/01/24	B	883,380
1,347	Stars Group Holdings, Term Loan B	5.886%	3-Month LIBOR	3.500%	7/10/25	B+	1,354,106
1,726	Station Casino LLC, Term Loan B	4.810%	1-Month LIBOR	2.500%	6/08/23	BB–	1,727,410
1,000	Wyndham International, Inc., Term Loan B	4.052%	1-Month LIBOR	1.750%	5/30/25	BBB–	1,000,835
32,166	Total Hotels, Restaurants & Leisure						32,145,624

	Household Durables – 0.3% (0.2% of Total Investments)

757	Serta Simmons Holdings LLC, Term Loan, First Lien	5.775%	1-Month LIBOR	3.500%	11/08/23	B–	685,051

	Household Products – 0.3% (0.2% of Total Investments)

739	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	2/05/23	B+	740,144

	Industrial Conglomerates – 0.3% (0.2% of Total Investments)

746	Education Advisory Board, Term Loan, First Lien	6.406%	2-Month LIBOR	3.750%	11/15/24	B2	740,653

	Insurance – 2.1% (1.3% of Total Investments)

493	Acrisure LLC, Term Loan B	6.552%	1-Month LIBOR	4.250%	11/22/23	B	494,579
2,688	Alliant Holdings I LLC, Term Loan B	5.280%	1-Month LIBOR	3.000%	5/09/25	B	2,689,301
729	Asurion LLC, Term Loan B6	5.302%	1-Month LIBOR	3.000%	11/03/23	Ba3	730,284
1,655	Hub International Holdings, Inc., Term Loan B	5.490%	3-Month LIBOR	3.000%	4/25/25	B	1,651,943
5,565	Total Insurance						5,566,107

	Interactive Media & Services – 0.3% (0.2% of Total Investments)

945	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.348%	3-Month LIBOR	3.000%	11/03/23	BB+	919,552

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet and Direct Marketing Retail – 0.9% (0.6% of Total Investments)

$2,498	Uber Technologies, Inc., Term Loan, (DD1)	6.281%	1-Month LIBOR	4.000%	4/04/25	N/R	$2,500,110

	Internet Software & Services – 0.9% (0.6% of Total Investments)

977	Ancestry.com, Inc., Term Loan, First Lien	5.550%	1-Month LIBOR	3.250%	10/19/23	B	982,632
556	Dynatrace, Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	8/22/25	B1	560,081
56	Dynatrace, Term Loan, Second Lien	9.302%	1-Month LIBOR	7.000%	8/21/26	CCC+	57,186
1,109	SkillSoft Corporation, Term Loan, Second Lien	10.552%	1-Month LIBOR	8.250%	4/28/22	CCC–	884,643
2,698	Total Internet Software & Services						2,484,542

	IT Services – 6.0% (3.7% of Total Investments)

565	DTI Holdings, Inc., Replacement Term Loan B1	7.276%	3-Month LIBOR	4.750%	9/29/23	B	540,762
534	Engility Corporation, Term Loan B2	5.052%	N/A	N/A	8/11/23	BB–	535,694
1,704	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	7/10/22	BB+	1,700,515
3,712	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	4/26/24	BB+	3,696,435
658	Gartner, Inc., Term Loan A	4.052%	1-Month LIBOR	1.750%	3/21/22	Ba1	660,641
748	GTT Communications, Inc., Term Loan, First Lien	5.050%	1-Month LIBOR	2.750%	6/02/25	BB–	739,155
1,100	Sabre, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	2/22/24	BB	1,101,233
430	Science Applications International Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	429,904
2,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.280%	1-Month LIBOR	9.000%	3/11/24	CCC+	1,938,330
1,692	Syniverse Holdings, Inc., Tranche Term Loan C	7.280%	1-Month LIBOR	5.000%	3/09/23	B	1,703,831
1,234	Tempo Acquisition LLC, Term Loan B	5.302%	1-Month LIBOR	3.000%	5/01/24	B1	1,236,844
639	West Corporation, Term Loan B	6.526%	1-Month LIBOR	4.000%	10/10/24	BB+	636,562
733	WEX, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/23	BB–	735,416
15,749	Total IT Services						15,655,322

	Life Sciences Tools & Services – 0.1% (0.1% of Total Investments)

305	Inventiv Health, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	8/01/24	BB	304,411

	Machinery – 1.4% (0.8% of Total Investments)

736	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	2/01/24	B+	738,701
1,078	Gardner Denver, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	7/30/24	BB	1,081,626
836	Gates Global LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	4/01/24	B+	838,001
497	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.886%	3-Month LIBOR	4.500%	11/27/20	CCC+	475,799
500	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.386%	3-Month LIBOR	9.000%	11/26/21	CCC–	437,000
3,647	Total Machinery						3,571,127

	Marine – 0.6% (0.4% of Total Investments)

656	American Commercial Lines LLC, Term Loan B, First Lien	11.052%	1-Month LIBOR	8.750%	11/12/20	CCC+	503,554
1,024	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	1,034,682
1,680	Total Marine						1,538,236

	Media – 13.8% (8.6% of Total Investments)

1,248	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	7/23/21	B1	1,140,360
637	Affinion Group Holdings, Inc., Term Loan, First Lien	10.040%	1-Month LIBOR	7.750%	5/10/22	B2	651,909
2,893	Cequel Communications LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,892,154
2,418	Catalina Marketing Corporation, Term Loan, First Lien, (5)	5.813%	3-Month LIBOR	3.500%	4/09/21	B2	918,652
1,000	Catalina Marketing Corporation, Term Loan, Second Lien, (5)	9.063%	3-Month LIBOR	6.750%	4/11/22	Caa2	89,375
2,933	Charter Communications Operating Holdings LLC, Term Loan B	4.310%	1-Month LIBOR	2.000%	4/30/25	BBB–	2,936,328
1,491	Cineworld Group PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/28/25	BB–	1,486,981
4,961	Clear Channel Communications, Inc., Term Loan E, (5)	0.000%	N/A	N/A	7/30/19	CC	3,595,607
3,064	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	0.000%	N/A	N/A	1/30/19	CC	2,223,694
995	CSC Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	1/25/26	BB+	995,776
3,979	Cumulus Media, Inc., Exit Term Loan	6.810%	1-Month LIBOR	4.500%	5/13/22	B	3,937,118
415	Gray Television, Inc., Term Loan B2	4.515%	1-Month LIBOR	2.250%	2/07/24	BB+	415,529

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$960	IMG Worldwide, Inc., Term Loan B	5.280%	3-Month LIBOR	2.750%	5/18/25	B	$960,368
2,042	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1)	6.045%	1-Month LIBOR	3.750%	11/30/23	B1	2,046,975
1,961	McGraw-Hill Education Holdings LLC, Term Loan B	6.302%	1-Month LIBOR	4.000%	5/02/22	BB+	1,886,273
1,477	Meredith Corporation, Tranche Term Loan B1	5.052%	1-Month LIBOR	2.750%	1/31/25	BB	1,477,086
1,000	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	4.810%	1-Month LIBOR	2.500%	7/03/25	BB	1,002,575
750	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	6.810%	1-Month LIBOR	4.500%	7/03/26	B2	752,580
1,611	Nexstar Broadcasting, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,611,656
258	Nexstar Broadcasting, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	257,814
497	Sinclair Television Group, Term Loan B2	4.560%	1-Month LIBOR	2.250%	1/31/24	BB+	499,177
1,438	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.886%	3-Month LIBOR	3.500%	8/15/22	B	1,444,101
767	UPC Financing Partnership, Term Loan AR1, First Lien	4.780%	1-Month LIBOR	2.500%	1/15/26	BB+	764,731
2,370	WideOpenWest Finance LLC, Term Loan B	5.540%	1-Month LIBOR	3.250%	8/18/23	B	2,294,882
41,165	Total Media						36,281,701

	Multiline Retail – 1.1% (0.7% of Total Investments)

602	Belk, Inc., Term Loan B, First Lien	7.034%	1-Month LIBOR	4.750%	12/12/22	B2	507,334
871	EG America LLC, Term Loan, First Lien	6.386%	3-Month LIBOR	4.000%	2/07/25	B	872,693
691	Hudson’s Bay Company, Term Loan B, First Lien	5.545%	1-Month LIBOR	3.250%	9/30/22	BB–	681,401
882	Neiman Marcus Group, Inc., Term Loan	5.531%	1-Month LIBOR	3.250%	10/25/20	Caa2	805,020
3,046	Total Multiline Retail						2,866,448

	Oil, Gas & Consumable Fuels – 2.2% (1.4% of Total Investments)

1,088	BCP Renaissance Parent, Term Loan B	6.027%	3-Month LIBOR	3.500%	10/31/24	BB–	1,093,623
750	California Resources Corporation, Term Loan	12.670%	1-Month LIBOR	10.375%	12/31/21	B	836,876
750	California Resources Corporation, Term Loan B	7.037%	1-Month LIBOR	4.750%	12/31/22	B	763,125
1,546	Fieldwood Energy LLC, Exit Term Loan	7.552%	1-Month LIBOR	5.250%	4/11/22	BB–	1,558,959
643	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.552%	1-Month LIBOR	7.250%	4/11/23	B+	621,758
826	Peabody Energy Corporation, Term Loan B	5.052%	1-Month LIBOR	2.750%	3/31/25	BB	826,021
28	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC	27,826
5,631	Total Oil, Gas & Consumable Fuels						5,728,188

	Personal Products – 1.3% (0.8% of Total Investments)

988	Coty, Inc., Term Loan A	4.031%	1-Month LIBOR	1.750%	4/05/23	BB+	962,812
998	Coty, Inc., Term Loan B	4.531%	1-Month LIBOR	2.250%	4/07/25	BB+	979,625
2,190	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.813%	3-Month LIBOR	3.500%	11/16/20	B3	1,611,650
4,176	Total Personal Products						3,554,087

	Pharmaceuticals – 1.3% (0.8% of Total Investments)

587	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.802%	1-Month LIBOR	3.500%	9/26/24	B–	563,765
1,954	Concordia International Corp, Term Loan,	7.781%	1-Month LIBOR	5.500%	9/06/24	B–	1,919,805
1,031	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.274%	1-Month LIBOR	3.000%	6/02/25	BB–	1,032,394
3,572	Total Pharmaceuticals						3,515,964

	Professional Services – 2.0% (1.2% of Total Investments)

1,193	Ceridian HCM Holding, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	4/30/25	B	1,198,504
1,259	Nielsen Finance LLC, Term Loan B4	4.281%	1-Month LIBOR	2.000%	10/04/23	BBB–	1,254,828
718	On Assignment, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	4/02/25	BB	720,399
2,224	Skillsoft Corporation, Initial Term Loan, First Lien	7.052%	1-Month LIBOR	4.750%	4/28/21	B3	2,060,364
5,394	Total Professional Services						5,234,095

	Real Estate Management & Development – 1.6% (1.0% of Total Investments)

1,425	GGP, Term Loan B	4.795%	1-Month LIBOR	2.500%	8/27/25	BB+	1,404,644
989	Realogy Group LLC, Term Loan B	4.530%	1-Month LIBOR	2.250%	2/08/25	BB+	987,267
741	Realogy Group LLC, Term Loan A	4.530%	1-Month LIBOR	2.250%	2/08/23	BB+	740,625
988	Trico Group LLC, Term Loan, First Lien	8.813%	3-Month LIBOR	6.500%	2/02/24	B	991,203
4,143	Total Real Estate Management & Development						4,123,739

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Road & Rail – 2.5% (1.6% of Total Investments)

$4,680	Avolon LLC, Term Loan B	4.280%	1-Month LIBOR	2.000%	1/15/25	BBB–	$4,673,969
973	Quality Distribution, Incremental Term Loan, First Lien	7.886%	3-Month LIBOR	5.500%	8/18/22	B2	985,264
974	Savage Enterprises LLC, Term Loan B	6.770%	1-Month LIBOR	4.500%	8/01/25	B+	983,602
6,627	Total Road & Rail						6,642,835

	Semiconductors & Semiconductor Equipment – 1.4% (0.9% of Total Investments)

481	Lumileds, Term Loan B	5.859%	1-Month LIBOR	3.500%	6/30/24	B1	471,592
1,130	Microchip Technology., Inc., Term Loan B	4.310%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,127,873
978	Micron Technology, Inc., Term Loan B	4.060%	1-Month LIBOR	1.750%	4/10/22	Baa2	979,944
1,070	ON Semiconductor Corporation, Term Loan B3	4.052%	1-Month LIBOR	1.750%	3/31/23	Baa3	1,069,655
3,659	Total Semiconductors & Semiconductor Equipment						3,649,064

	Software – 13.9% (8.6% of Total Investments)

1,746	Blackboard, Inc., Term Loan B4, (DD1)	7.445%	3-Month LIBOR	5.000%	6/30/21	B–	1,671,396
3,066	BMC Software, Inc., Term Loan B	6.648%	3-Month LIBOR	4.250%	9/01/25	B	3,079,929
351	Compuware Corporation, Term Loan, First Lien	5.787%	1-Month LIBOR	3.500%	8/25/25	B1	354,642
1,584	Ellucian, Term Loan B, First Lien	5.636%	3-Month LIBOR	3.250%	9/30/22	B	1,589,046
2,456	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	1-Month LIBOR	3.500%	12/01/23	B	2,468,782
5,267	Infor (US), Inc., Term Loan B	4.992%	3-Month LIBOR	2.750%	2/01/22	B1	5,254,951
1,251	Informatica, Term Loan B	5.552%	1-Month LIBOR	3.250%	8/05/22	B1	1,257,350
985	Kronos Incorporated, Term Loan B	5.343%	3-Month LIBOR	3.000%	11/20/23	B	987,916
500	McAfee Holdings International, Inc., Term Loan, Second Lien	10.795%	1-Month LIBOR	8.500%	9/29/25	B–	510,470
2,019	McAfee LLC, Term Loan B	6.049%	1-Month LIBOR	4.500%	9/29/24	B1	2,028,524
640	Micro Focus International PLC, New Term Loan	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	639,354
4,322	Micro Focus International PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	4,317,712
1,878	Micro Focus International PLC, Term Loan B2	4.552%	1-Month LIBOR	2.250%	11/19/21	BB–	1,868,152
429	Misys, New Term Loan, Second Lien	9.636%	3-Month LIBOR	7.250%	6/13/25	BB–	423,878
498	Mitchell International, Inc., Initial Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	11/29/24	B2	496,139
300	Mitchell International, Inc., Initial Term Loan, Second Lien	9.552%	1-Month LIBOR	7.250%	12/01/25	CCC	301,922
983	RP Crown Parent LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	10/15/23	B1	982,254
3,276	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	3,263,797
1,270	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	1,265,048
3,644	Tibco Software, Inc., Term Loan, First Lien	5.800%	1-Month LIBOR	3.500%	12/04/20	B1	3,656,413
36,465	Total Software						36,417,675

	Specialty Retail – 1.7% (1.1% of Total Investments)

1,172	Academy, Ltd., Term Loan B	6.259%	1-Month LIBOR	4.000%	7/01/22	CCC+	877,847
2,683	Petco Animal Supplies, Inc., Term Loan B1	5.777%	3-Month LIBOR	3.250%	1/26/23	B2	2,088,751
1,784	Petsmart Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	3/11/22	B3	1,517,723
5,639	Total Specialty Retail						4,484,321

	Technology Hardware, Storage & Peripherals – 5.8% (3.6% of Total Investments)

2,196	Dell International LLC, Replacement Term Loan A2	4.060%	1-Month LIBOR	1.750%	9/07/21	BBB–	2,195,511
7,443	Dell International LLC, Refinancing Term Loan B	4.310%	1-Month LIBOR	2.000%	9/07/23	BBB–	7,443,417
5,712	Western Digital, Term Loan B	4.044%	1-Month LIBOR	1.750%	4/29/23	Baa2	5,687,454
15,351	Total Technology Hardware, Storage & Peripherals						15,326,382

	Wireless Telecommunication Services – 2.4% (1.5% of Total Investments)

795	Asurion LLC, Term Loan B4	5.302%	1-Month LIBOR	3.000%	8/04/22	Ba3	797,522
5,418	Sprint Corporation, Term Loan, First Lien	4.813%	1-Month LIBOR	2.500%	2/02/24	Ba2	5,421,726
6,213	Total Wireless Telecommunication Services						6,219,248
$369,141	Total Variable Rate Senior Loan Interests (cost $367,301,741)						358,132,524

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 19.1% (11.8% of Total Investments)

	Banks – 0.1% (0.1% of Total Investments)

$300	Wells Fargo & Company	3.661%	3/04/21	A+	$306,092

	Communications Equipment – 3.0% (1.9% of Total Investments)

115	Avaya Holdings Corporation, (5), (7)	7.000%	4/01/19	N/R	—
2,895	Avaya Holdings Corporation, (5), (7)	10.500%	3/01/21	N/R	—
3,995	Intelsat Jackson Holdings SA	5.500%	8/01/23	CCC+	3,575,525
4,050	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	4,242,375
11,055	Total Communications Equipment				7,817,900

	Containers & Packaging – 0.9% (0.5% of Total Investments)

2,277	Reynolds Group Issuer Inc.	5.750%	10/15/20	B+	2,277,403

	Diversified Financial Services – 0.3% (0.2% of Total Investments)

825	JPMorgan Chase & Company	2.877%	3/09/21	AA–	826,060

	Diversified Telecommunication Services – 2.1% (1.3% of Total Investments)

820	CSC Holdings LLC, 144A	10.125%	1/15/23	B+	890,085
5,009	Intelsat Luxembourg SA	7.750%	6/01/21	Ca	4,733,505
5,829	Total Diversified Telecommunication Services				5,623,590

	Health Care Providers & Services – 1.7% (1.1% of Total Investments)

3,500	HCA Inc.	6.500%	2/15/20	BBB–	3,613,750
510	Tenet Healthcare Corporation	4.750%	6/01/20	BB–	511,275
350	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	358,417
4,360	Total Health Care Providers & Services				4,483,442

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

2,650	Scientific Games International Inc.	10.000%	12/01/22	B–	2,769,250

	Household Durables – 0.9% (0.5% of Total Investments)

1,410	Lennar Corporation	4.125%	12/01/18	BBB–	1,408,238
850	Lennar Corporation	4.500%	11/15/19	BBB–	853,188
2,260	Total Household Durables				2,261,426

	Media – 3.8% (2.4% of Total Investments)

100	Charter Communications Operating LLC	3.579%	7/23/20	BBB–	99,867
347	DISH DBS Corporation	5.125%	5/01/20	BB	347,868
1,000	DISH DBS Corporation	5.875%	11/15/24	BB	850,000
1,000	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,013,850
2,122	iHeartCommunications Inc., (5)	9.000%	12/15/19	CC	1,527,840
9,172	iHeartCommunications Inc., (5)	14.000%	2/01/21	C	1,089,160
1,524	iHeartCommunications Inc., 144A, (5)	11.250%	3/01/21	C	1,051,560
2,430	iHeartCommunications Inc., (5)	9.000%	3/01/21	CC	1,755,675
2,830	Intelsat Luxembourg SA	8.125%	6/01/23	CCC–	2,377,625
20,525	Total Media				10,113,445

	Oil, Gas & Consumable Fuels – 2.0% (1.2% of Total Investments)

3,765	California Resources Corporation, 144A	8.000%	12/15/22	B–	3,350,850
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	372,000
1,404	Denbury Resources Inc., 144A	9.250%	3/31/22	B+	1,463,670
115	EP Energy LLC, 144A	9.375%	5/01/24	Caa2	87,400
5,684	Total Oil, Gas & Consumable Fuels				5,273,920

	Pharmaceuticals – 0.6% (0.3% of Total Investments)

1,000	Bausch Health Cos Inc., 144A	6.500%	3/15/22	BB–	1,035,000
437	Concordia International Corporation	8.000%	9/06/24	B3	427,167
1,437	Total Pharmaceuticals				1,462,167

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

$761	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	$833,295

	Software – 0.6% (0.3% of Total Investments)

1,475	Infor US Inc., 144A	5.750%	8/15/20	B1	1,491,594

	Wireless Telecommunication Services – 1.7% (1.1% of Total Investments)

1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	1,013,090
850	Sprint Communications Inc.	7.000%	8/15/20	B+	879,750
500	Sprint Capital Corporation	7.875%	9/15/23	B+	533,750
2,000	Sprint Capital Corporation	7.125%	6/15/24	B+	2,045,000
4,350	Total Wireless Telecommunication Services				4,471,590
$63,788	Total Corporate Bonds (cost $54,337,457)				50,011,174

Shares	Description (1)				Value

	COMMON STOCKS – 2.6% (1.6% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

38,391	Cengage Learning Holdings II Inc., (8), (9)				$348,705

	Energy Equipment & Services – 0.7% (0.4% of Total Investments)

19,407	C&J Energy Services Inc., (8)				364,463
24,806	Ocean Rig UDW Inc., (8)				751,374
1,961	Vantage Drilling International, (8), (9)				599,413
	Total Energy Equipment & Services				1,715,250

	Health Care Providers & Services – 0.1% (0.0% of Total Investments)

38,382	Millennium Health LLC, (8), (9)				2,226
35,750	Millennium Health LLC, (7), (8)				70,799
33,563	Millennium Health LLC, (7), (8)				63,111
	Total Health Care Providers & Services				136,136

	Marine – 0.3% (0.2% of Total Investments)

10,768	HGIM Corporation, (9)				570,704
2,409	HGIM Corporation, (8), (9)				127,677
	Total Marine				698,381

	Media – 0.6% (0.3% of Total Investments)

50,775	Cumulus Media Inc., (8)				739,284
775,233	Hibu PLC, (8), (9)				232,570
6,268	Metro-Goldwyn-Mayer Inc., (8), (9)				529,646
14,825	Tribune Media Company, (9)				7,413
	Total Media				1,508,913

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

27	Southcross Holdings Borrower LP, (8), (9)				20,250

	Pharmaceuticals – 0.1% (0.1% of Total Investments)

11,982	Concordia International Corporation				243,382

	Software – 0.7% (0.5% of Total Investments)

118,613	Avaya Holdings Corporation, (8)				1,947,634

	Specialty Retail – 0.0% (0.0% of Total Investments)

5,454	Gymboree Holding Corporation, (8), (9)				25,906
14,849	Gymboree Holding Corporation, (8), (9)				70,533
	Total Specialty Retail				96,439
	Total Common Stocks (cost $10,995,101)				6,715,090

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)

1,425	Fieldwood Energy LLC, (8), (9)		$69,825
7,052	Fieldwood Energy LLC, (7), (8)		307,206
	Total Common Stock Right (cost $201,310)		377,031

Shares	Description (1)		Value

	WARRANTS – 0.0% (0.0% of Total Investments)

11,806	Avaya Holdings Corporation		$26,563
	Total Warrants (cost $1,103,821)		26,563
	Total Long-Term Investments (cost $433,939,430)		415,262,382

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 2.8% (1.7% of Total Investments)

	INVESTMENT COMPANIES – 2.8% (1.7% of Total Investments)

7,291,467	BlackRock Liquidity Funds T-Fund Portfolio, (10)	2.082% (11)	$7,291,467
	Total Short-Term Investments (cost $7,291,467)		7,291,467
	Total Investments (cost $441,230,897) – 161.0%		422,553,849
	Borrowings – (43.4)% (12), (13)		(114,000,000)
	Term Preferred Shares, net of deferred offering costs – (16.2)% (14)		(42,448,055)
	Other Assets Less Liabilities – (1.4)% (15)		(3,591,993)
	Net Assets Applicable to Common Shares – 100%		$262,513,801

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$43,000,000	Pay	1-Month LIBOR	2.000% (16)	Monthly	11/01/21 (17)	$(1,182,250)	$(1,182,250)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$358,132,524	$—		$358,132,524
Corporate Bonds	—	50,011,174	—	*	50,011,174
Common Stocks	4,046,137	2,535,043	133,910		6,715,090
Common Stocks Rights	—	69,825	307,206		377,031
Warrants	26,563	—	—		26,563

Short-Term Investments:
Investment Companies	7,291,467	—	—		7,291,467

Investments in Derivatives:
Interest Rate Swaps**	—	(1,182,250)	—		(1,182,250)
Total	$11,364,167	$409,566,316	$441,116		$421,371,599
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$444,302,544
Gross unrealized:
Appreciation	$5,952,195
Depreciation	(27,700,890)
Net unrealized appreciation (depreciation) of investments	$(21,748,695)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) on swaps	(1,182,250)

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 27.0%.

(13)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(14)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.0%.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(16)

Effective November 1, 2019, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Senior Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018